Pension and Severance Plans (Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		¥ 679,432		¥ 710,602
Fair value of plan assets at end of the fiscal year		699,008		679,432
Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[1]	31,852
Fair value of plan assets at end of the fiscal year	[1]	21,790		31,852
Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[2]	60,395
Fair value of plan assets at end of the fiscal year	[2]	67,235		60,395
Japanese plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[3]	7,315
Fair value of plan assets at end of the fiscal year	[3]	17,925		7,315
Japanese plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[4]	56,779
Fair value of plan assets at end of the fiscal year	[4]	75,971		56,779
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		256,341		280,216
Fair value of plan assets at end of the fiscal year		259,177		256,341
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[3]	41,164
Fair value of plan assets at end of the fiscal year	[3]	36,216		41,164
Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[5]	30,425
Fair value of plan assets at end of the fiscal year	[5]	28,296		30,425
Level 3 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		99,562		118,582
Return on assets held at end of year		3,841		(3,121)
Purchases, sales, and settlements, net		3,547		(15,899)
Fair value of plan assets at end of the fiscal year		106,950		99,562
Level 3 | Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		31,852	[1]	32,584
Return on assets held at end of year		425		157
Purchases, sales, and settlements, net		(10,487)		(889)
Fair value of plan assets at end of the fiscal year	[1]	21,790		31,852
Level 3 | Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		60,395	[2]	80,037
Return on assets held at end of year		2,817		(3,593)
Purchases, sales, and settlements, net		4,023		(16,049)
Fair value of plan assets at end of the fiscal year	[2]	67,235		60,395
Level 3 | Japanese plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		7,315	[3]	5,961
Return on assets held at end of year		599		315
Purchases, sales, and settlements, net		10,011		1,039
Fair value of plan assets at end of the fiscal year	[3]	17,925		7,315
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		31,124		22,906
Return on assets held at end of year		84		(28)
Return on assets sold during the year				19
Purchases, sales, and settlements, net		(411)		3,933
Transfers, net		(8)		2,692
Other	[6]	(934)		1,602
Fair value of plan assets at end of the fiscal year		29,855		31,124
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		24,124	[3]	15,522
Return on assets held at end of year		84		(104)
Return on assets sold during the year				19
Purchases, sales, and settlements, net		(367)		3,933
Transfers, net		(8)		2,692
Other	[6]	(904)		2,062
Fair value of plan assets at end of the fiscal year	[3]	22,929		24,124
Level 3 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		7,000	[5]	7,384
Return on assets held at end of year				76
Purchases, sales, and settlements, net		(44)
Other	[6]	(30)		(460)
Fair value of plan assets at end of the fiscal year	[5]	¥ 6,926		¥ 7,000

[1]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.
[2]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[3]	Includes primarily private real estate investment trusts.
[4]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[5]	Includes primarily foreign corporate debt securities.
[6]	Primarily consists of translation adjustments.